Equity Accounted Investees - Ownership and Carrying Amount (Details) - EUR (€) € in Thousands				1 Months Ended		12 Months Ended
	Jan. 12, 2017	May 17, 2016	May 11, 2016	Dec. 31, 2017	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Accounted Investees
Carrying value				€ 219,009		€ 219,009	€ 201,345	€ 76,728	€ 54,296
Aradigm Corporation
Equity Accounted Investees
Ownership (as a percent)						35.13%	35.13%
Carrying value							€ 9,291
Kiro Grifols , S.L.
Equity Accounted Investees
Ownership (as a percent)						90.00%	50.00%
Carrying value							€ 13,888
Alkahest, Inc.
Equity Accounted Investees
Ownership (as a percent)						47.58%	47.58%
Carrying value				30,559		€ 30,559	€ 35,955
Albajuna Therapeutics, S.L.
Equity Accounted Investees
Ownership (as a percent)					30.00%	30.00%	30.00%
Carrying value				1,956		€ 1,956	€ 3,177
Interstate Blood Bank, Inc.
Equity Accounted Investees
Ownership (as a percent)			49.19%			49.19%	49.19%
Carrying value				27,936		€ 27,936	€ 31,090
Bio Blood Components Inc.
Equity Accounted Investees
Ownership (as a percent)			48.97%			48.97%	48.97%
Carrying value				32,960		€ 32,960	€ 38,725
Plasma Biological Services, LLC
Equity Accounted Investees
Ownership (as a percent)			48.90%			48.90%	48.90%
Carrying value				€ 23,010		€ 23,010	€ 25,890
Singulex, Inc.
Equity Accounted Investees
Ownership (as a percent)		20.00%		19.33%		19.33%	20.00%
Carrying value				€ 29,322		€ 29,322	€ 43,329
GigaGen, Inc
Equity Accounted Investees
Ownership (as a percent)						43.96%
Carrying value				29,047		€ 29,047
Access Biologic Acquisition
Equity Accounted Investees
Ownership (as a percent)	49.00%					49.00%
Carrying value				€ 44,219		€ 44,219
Aigues de Vilajuiga S.A.
Equity Accounted Investees
Ownership (as a percent)						50.00%